Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Income taxes
5.	Income taxes

Based on the tax laws in the jurisdictions in which the Group and its subsidiaries operate, qualifying international shipping profits are exempted from income tax. Non-shipping profits may be taxable at the prevailing tax rate of each tax jurisdiction where the profit is earned.

Income tax expense

	2025 US$’000	$2024 US$’000	$2023 US$’000
Tax expense attributable to profit is made up of:
Current income tax	4,389	5,849	6,540
Over provision of income tax in prior years	(1,894)	(1,431)	(289)
	2,495	4,418	6,251

The majority of the Group’s international shipping income accrues in Singapore, where the Group exercises strategic and commercial control over its international shipping activities. As such, the majority of the Group’s tax bases is subject to Singapore tax legislation. The Group is entitled to the Maritime Sector Incentive – Singapore Registry of Ships (“MSI-SRS”) and has also been awarded the Maritime Sector Incentive – Approved International Shipping Enterprise (“MSI-AIS”) by the Maritime and Port Authority of Singapore (“MPA”). The MSI-SRS incentive generally applies to Singapore-flagged vessels and does not entail a separate application to the MPA. The MSI-AIS award, which is effective until till 30 April 2028, is granted on an application basis and is renewable subject to the Group meeting all relevant qualifying conditions such as minimum business spending in Singapore. The Group has satisfied these conditions to date and expects to continue to do so. Under the MSI-SRS entitlement and MSI-AIS Award, profits arising from qualifying international shipping activities are tax exempt in Singapore.

Corporate income tax is levied as appropriate on the Group’s non-international shipping activities which mainly comprise of pool and bunker management activities conducted in Singapore and Denmark.

The income tax expense reconciliation of the Group is as follows:

Reconciliation of effective tax rate	2025 US$’000	2024 US$’000	2023 US$’000
Profit before income tax	342,177	778,453	799,526
Tax calculated at a tax rate of 17% (2024: 0%, 2023: 0%)	58,170	—	—
Exempt shipping profit under Section 13A & 13E of the Singapore Income Tax Act	(51,472)	—	—
Effect of different tax rates in other countries and effects from Pillar 2.0 top up taxes	(2,309)	—	—
Tax on income derived from non-shipping activities	4,389	5,849	6,540
Over provision of income tax in prior years	(1,894)	(1,431)	(289)
Income tax expense	2,495	4,418	6,251